16 Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
Schedule of borrowings
(a)	Borrowings

	Annual financial charges	2020	2019
Foreign currency
Bonds	Note 16 (b)	34,963,651	24,583,325
Export prepayment	Note 16 (c)	2,207,762	863,293
Investments	Note 16 (d)	996,531	751,376
Other	Note 16 (e)	2,755,200	1,952,667
Transactions costs		(688,814)	(499,194)
		40,234,330	27,651,467

Current liabilities		1,206,084	676,831
Non-current liabilities		39,028,246	26,974,636
Total		40,234,330	27,651,467

Local currency
Export credit notes	100.00 of CDI + 0.70	402,739	405,642
Commercial notes	100.00 of CDI + 0.85	545,171	554,307
BNDES	4.00	1,538	19,998
BNDES	IPCA + 6.04	490,963	270,520
FINEP/FINISA	3.59	26,154	78,776
FINAME	TLP + 6.00		324
BNB-FNE (Fundo Constitucional de Financiamentos do Nordeste)	IPCA + interest between 2.39 and 2.78	5,639	5,582
Fundo de Desenvolvimento do Nordeste (FDNE)	6.50	27,196	32,152
Other	19.14		237
Transactions costs		(1,607)	(2,029)
		1,497,793	1,365,509

Current liabilities		112,847	98,093
Non-current liabilities		1,384,946	1,267,416
Total		1,497,793	1,365,509

Foreign currency and local currency
Current liabilities		1,318,931	774,924
Non-current liabilities		40,413,192	28,242,052
Total		41,732,123	29,016,976

Schedule of bonds
(b)	Bonds

Issue date		Issue amount US$	Outstanding amount US$	Maturity	Interest (% per year)	2020	2019

Oct-2010		450,000	250,000	no maturity date	7.38	1,299,175	1,025,428
Jul-2011		500,000	500,000	Jul-2041	7.13	2,679,603	2,078,372
Feb-2012		250,000	250,000	no maturity date	7.38	1,299,175	1,025,428
May-2012		500,000	286,267	May-2022	5.38	1,500,304	1,175,799
Jul-2012		250,000	250,000	Jul-2041	7.13	1,339,801	1,039,186
Feb-2014		500,000	500,000	Feb-2024	6.45	2,667,250	2,068,790
May-2014		250,000	250,000	Feb-2024	6.45	1,333,625	1,034,395
Oct-2017		500,000	195,760	Jan-2023	3.50	1,034,179	847,715
Oct-2017		1,250,000	1,250,000	Jan-2028	4.50	6,633,913	5,145,440
Nov-2019		1,500,000	1,500,000	Jan-2030	4.50	7,941,207	6,090,640
Nov-2019		750,000	750,000	Jan-2050	5.88	3,992,933	3,052,132
Jul-2020	(i)	600,000	600,000	Jan-2081	8.50	3,242,486	-
							-
Total		7,300,000	6,582,027			34,963,651	24,583,325

(i)	This Bond is recorded as a financial liability. According to the specific methodology adopted by some rating agencies, only for the purposes of calculating leverage, the referred bond is classified as a hybrid capital instrument.

Schedule of export pre-payment
(c)	Export pre-payment

	Initial amount	Outstanding
	of the transaction	amount
Issue date	(US$ thousand)	US$	Maturity	Charges (% per year)	2020	2019
Sep-2017	135,000	97,500	Mar-2027	US dollar exchange variation + semiannual Libor + 1.61	509,141	457,712
Oct-2019	100,000	100,000	Oct-2024	US dollar exchange variation + quarterly Libor + 1.75	521,469	405,581
Aug-2020	225,000	225,000	Feb-2031	US dollar exchange variation + semiannual Libor + 1.70	1,177,152
Total	460,000	422,500			2,207,762	863,293

Schedule of capital raised for investments

The funds will be released in accordance with the progress of the project’s construction and the remaining funding is expected to occur in the first half of 2021.

		Initial amount	Outstanding
		of the transaction	amount
Issue date		(US$)	US$	Maturity	Charges (% per year)	2020	2019
July-2018	(i)	203,742	191,757	Dec-2028	Us dollar exchange variation + semianual Libor + 0.65	996,531	751,376
Total		203,742	191,757			996,531	751,376

(i)	US$130,650 released in July 2018, US$13,677 in September 2018, US$13,823 in December 2018, US$7,688 in March 2019, US$6,231 in June 2019, US$4,549 in September 2019, US$2,780 in December 2019, US$4,158 in March 2020, US$5,738 in June 2020, US$5,068 in September 2020, US$2,380 in December 2020 and capitalized interest in the amount of US$7,000.

Schedule of others - SACE
(e)	Others

Identification		Issue date	Initial amount of the transaction (US$)	Outstanding amount US$	Maturity	Charges (% per year)	2020	2019
SACE	(i)	Nov-2018	295,125	236,100	Nov-2028	Us dollar exchange variation + semianual Libor + 0.90	1,228,285	1,073,526
SACE	(i)	Dec-2019	150,000	135,000	Dec-2029	Us dollar exchange variation + semianual Libor + 0.90	702,027	605,448
MONFORTE	(ii)	Apr-2019	72,345	57,811	Apr-2026	Us dollar exchange variation + semianual Libor + 1.00	300,434	273,693
ING	(iii)	Jan-2020	100,000	100,000	Jan-2025	Us dollar exchange variation + semianual Libor + 1.65	524,454
		Total	617,470	528,911			2,755,200	1,952,667

(i)	Credit facility contracted by the subsidiary Braskem Netherlands B.V. with guarantee from SACE, an Italian export credit agency.
(ii)	Credit facility contracted by Braskem S.A. with a term of 7 years. To consummate this facility, certain assets of the Company’s plants were pledged to the financial institution in amount higher than financing.
(iii)	Credit facility contracted by the subsidiary Braskem Netherlands B.V. with a term of 5 years.

Schedule of long-term maturities

The maturity profile of the long-term amounts is as follows:

	2020	2019

2021		380,324
2022	2,086,460	1,549,976
2023	1,824,477	1,416,730
2024	5,653,432	4,418,409
2025	1,121,748	369,725
2026	580,062	350,320
2027	514,819	297,382
2028	6,986,264	5,314,976
2029	217,418	71,326
2030	7,951,181	6,068,078
2031 and thereafter	13,477,331	8,004,806
Total	40,413,192	28,242,052

Schedule of guarantees

Braskem has given collaterals for part of its borrowings as follows:

		Total	Total
Loans	Maturity	debt 2020	guaranteed	Guarantees
BNDES	Jan-2021	1,538	1,538	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP	Jul-2024	22,736	22,736	Bank surety
FINISA	Dec-2023	3,418	3,418	Bank surety
BNB-FNE	Jun-2027	5,639	5,639	Bank surety and pledge of reserve liquidity fund.
Total		33,331	33,331